PRINCIPAL ACCOUNTING POLICIES - Key agreements with the VIEs and summary financial information of the VIEs (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Financial information of the group's VIEs
Notice period for termination of agreement	30 days	30 days
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		¥ 0
Total assets	$ 18,346,134,793					¥ 118,842,591,960		¥ 31,209,525,065
Total liabilities	8,514,876,034					55,157,663,979		20,831,797,477
Prepayments and other current assets	1,042,015,164					6,749,965,827		2,469,707,335
Short-term investments	1,271,386,198					8,235,785,516		6,438,854,587
Accounts receivables	486,394,820					3,150,768,364		1,826,765,949
Cash and cash equivalents	2,966,389,002			¥ 7,138,344,814	¥ 3,421,532,962	19,215,674,674	$ 818,316,064	5,300,887,799
Advances from customers	919,421,301					5,955,827,306		3,937,477,522
Accounts payable	917,672,926					5,944,501,681		2,304,111,525
Other payables and accruals	549,749,552					3,561,167,650		1,600,113,658
Salary and welfare payable	184,737,386					1,196,691,839		525,157,105
Taxes payable	253,385,320					1,641,379,425		339,452,319
Net revenues	1,682,294,616	10,897,568,061	¥ 7,346,918,369	5,386,745,542
Cost of revenues	469,826,148	3,043,439,819	2,100,606,413	1,386,767,067
Net income / (loss)	370,402,798	2,399,395,247	¥ 91,622,345	¥ 906,402,585
Minimum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	1.5	10
Average rate per person per tour based on number of tour packages sold (in RMB or US dollars per person per tour)	8.3	54
Maximum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	1.8	11
Average rate per person per tour based on number of tour packages sold (in RMB or US dollars per person per tour)	$ 13.8	¥ 89
Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years	10 years
Term of automatic renewal of exclusive option agreements	10 years	10 years
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement
Financial information of the group's VIEs
Service fees charged from affiliates as percentage of their total net income	107.10%	107.10%	109.40%	105.90%
Term of technical consulting and services agreements	10 years	10 years
Term of automatic renewal of technical consulting and services agreements	10 years	10 years
Written notice period required to be served for the termination of agreements	30 days	30 days
Chengdu Ctrip and Chengdu Ctrip International
Financial information of the group's VIEs
Service fee					¥ 286,000,000
Variable interest entities
Financial information of the group's VIEs
Service fees charged from affiliates as percentage of their total net income	107.10%	107.10%	109.40%	105.90%
Amount of registered capital and PRC statutory reserves of VIEs						516,000,000
Total assets						22,188,424,951		13,495,852,174
Less: Inter-company receivables						(3,808,937,898)		(1,424,351,080)
Total assets excluding inter-company						18,379,487,053		12,071,501,094
Total liabilities						20,998,061,568		12,509,239,945
Less: Inter-company payables						(8,572,648,210)		(6,133,068,354)
Total liabilities excluding inter-company						12,425,413,358		6,376,171,591
Prepayments and other current assets						4,100,000,000		2,000,000,000
Short-term investments						3,100,000,000		3,100,000,000
Accounts receivables						2,700,000,000		1,400,000,000
Cash and cash equivalents						2,800,000,000		2,600,000,000
Investments (non-current)						2,400,000,000		1,600,000,000
Advances from customers						5,100,000,000		3,500,000,000
Accounts payable						4,000,000,000		1,800,000,000
Other payables and accruals						2,100,000,000		588,000,000
Salary and welfare payable						217,000,000		195,000,000
Taxes payable						¥ 689,000,000		¥ 45,000,000
Net revenues		¥ 6,384,556,234	¥ 4,138,380,618	¥ 3,137,211,893
Cost of revenues		1,983,511,461	1,252,538,920	904,328,902
Net income / (loss)		¥ (73,523,163)	(87,193,139)	(74,463,933)
Revenues as a percent of total	59.00%	59.00%
Net income before the deduction of inter-company consulting fee charges		¥ 1,000,000,000	¥ 1,100,000,000	¥ 1,300,000,000